Related Party Transactions - Schedule of Related Party Accounts Payable and Other Current Liabilities (Details) - Related Party - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	$ 2,048	$ 5,504
Reimbursable Fees
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	1,889	5,430
Reimbursable Legal Fees
Related Party Transaction [Line Items]
Related party accounts payable and other current liabilities	$ 159	$ 74